General	9 Months Ended
Sep. 30, 2020
General
General

NOTE 1:—GENERAL

a.	A general description of the Company and its activity:

Brainsway Ltd. (“the Company”), was incorporated on November 7, 2006, is a commercial stage medical device company focused on the development and sale of non-invasive Deep Transcranial Magnetic Stimulation (“Deep TMS”) technology for the treatment of neurological and addiction disorders. The Deep TMS system (“system”) uses magnetic pulses to stimulate neurons and consequently modulates the physiological activity of the brain.

In January 2013, the first commercial Deep TMS system received clearance by the United States Food and Drug Administration (“FDA”) for the treatment of major depressive disorder (“MDD”) in adults who failed to achieve satisfactory improvement from anti-depressant medication. In August 2018, the Company received clearance of marketing authorization by the FDA for the adjunct therapy for the treatment of obsessive-compulsive disorder (OCD) in adults.

In August 24, 2020 Brainsway Ltd. announced that it has received 510(k) clearance from the U.S. Food and Drug Administration (FDA) for the Company’s deep transcranial magnetic stimulation (“Deep TMS”) system for its use as an aid in short-term smoking cessation in adults.

The Company and its wholly owned subsidiaries, Brainsway, Inc., Moach R&D Services Ltd. (“Moach”), and Brainsway USA Inc (“USA Inc”), collectively, the “Group,” derive revenues from the sale and lease of its systems.

b.	In an effort to contain and mitigate the spread of COVID-19 global pandemic, many countries around the world, including the U.S. and Israel, have imposed quarantines and restrictions on travel and mass gatherings to slow the spread of the virus and closed non-essential businesses and offices. As many local jurisdictions continue to have such restrictions in place, the company’s ability to continue to operate its business may also be limited.

To date, the financial impact on the Company’s business has been moderate, and the Company has put in place a comprehensive alternative commercial strategy to support growth initiatives while adhering to government and health regulatory guidelines. Additionally, to date, there have been no significant disruptions to the supply chain, and the Company currently has sufficient supply of components to assemble the Company’s Deep TMS systems and meet commercial demand. However, the Company has experienced decreased commercial activities which have affected the revenue from leases of the Company’s Deep TMS systems due to slower initiation of certain promotional activities associated with a significant decrease in in-clinic patient visits, tests and treatments and the impact on our sales force’s ability to engage with healthcare providers in an in-person setting, cancellation of events such as industry conferences and limited local and international travel. The ability to successfully commercialize the Deep TMS system for smoking addiction depends on in-clinic patient visits and the availability of diagnostics, both of which has have been negatively affected by the pandemic. In addition, the COVID-19 pandemic has adversely affected and may continue to adversely affect the Company’s clinical and pre-clinical trials, including the ability to initiate and complete clinical and pre-clinical trials within the anticipated timelines, and delays or difficulties in enrolling patients in clinical trials and recruiting clinical site investigators and clinical site staff.

c.	These financial statements have been prepared in a condensed format as of September 30, 2020 and for the nine period then ended (“Interim Consolidated Financial Statements”). These financial statements should be read in conjunction with the Company’s annual financial statements as of December 31, 2019 and for the year then ended and accompanying notes (“Annual Consolidated Financial Statements”).

d.	The Group had negative cash flows from operating activities of approximately $3,076 and $6,014 for the nine months ended September 30, 2020 and for the nine months ended September 30, 2019, respectively. Furthermore, the Company had an operating loss of $4,422 and $6,485 for the nine months ended September 30, 2020 and for the nine months ended September 30, 2019, respectively. The Company’s management and board of directors believe that the Company has the current funding to finance its business activity according to its plans in the foreseeable future.

e.	The interim financial statements of the Company as of September 30, 2020 and for the nine-month periods ended September 30, 2020 and 2019 were authorized for issuance in accordance with a resolution of the board of directors on February 22, 2021.